CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Sep. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment		$ 1,468.0	$ 1,322.2	[1]
Right of use assets		693.8	699.1	[1]
Goodwill		441.3	403.2	[1]
Other intangible assets		707.7	674.0	[1]
Deferred income tax assets		98.4	73.3	[1]
Derivative financial instrument assets		64.2	29.4	[1]
Trade and other receivables		140.7	121.0	[1]
Non-current assets		3,614.1	3,322.2	[1]
Current assets
Inventories		40.8	30.6	[1]
Income tax receivable		3.1	2.3	[1]
Trade and other receivables		272.7	313.4	[1]
Cash and cash equivalents	[2]	647.6	578.0	[1]
Assets held for sale		105.0
Current assets		1,069.2	924.3	[1]
TOTAL ASSETS		4,683.3	4,246.5	[1]
Non-current liabilities
Trade and other payables		120.3	50.6	[1]
Borrowings		3,137.6	3,219.2	[1]
Lease liabilities		525.4	470.5	[1]
Provisions for other liabilities and charges		97.2	83.8	[1]
Deferred income tax liabilities		97.6	88.6	[1]
Non-current liabilities		3,978.1	3,912.7	[1]
Current liabilities
Trade and other payables		335.3	377.1	[1]
Provisions for other liabilities and charges		0.2	0.2	[1]
Derivative financial instrument liabilities	[1]		10.2
Income tax payable		63.5	49.9	[1]
Borrowings		133.1	128.7	[1]
Lease liabilities		99.3	82.1	[1]
Liabilities held for sale		35.7
Current liabilities		667.1	648.2	[1]
TOTAL LIABILITIES		4,645.2	4,560.9	[1]
EQUITY
Stated capital		5,419.7	5,403.1	[1]
Accumulated losses		(6,724.5)	(6,944.0)	[1]
Other reserves		1,169.0	1,067.7	[1]
Equity attributable to owners of the Company		(135.8)	(473.2)	[1]
Non-controlling interests		173.9	158.8	[1]
TOTAL EQUITY		38.1	(314.4)	[1],[3]
TOTAL LIABILITIES AND EQUITY		$ 4,683.3	$ 4,246.5	[1]

[1]	September 30,
[2]	Excludes $3.9 million cash classified within assets held for sale as of September 30, 2025 (see note 20).
[3]	Attributable to owners of the Company